First Trust Core Investment Grade ETF Annual Fund Operating Expenses - First Trust Core Investment Grade ETF - First Trust Core Investment Grade ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.56%